EMPLOYEE FUTURE BENEFITS (Details 8) - CAD CAD in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	[3]
Pulp and Paper Industry Pension Plan [Member]
EIN / pension plan number	[1],[2]		BCFIC-P085324 CRA-0394940
Pension Protection Act Zone Status			Green	Green	[2],[3]	Green	[2]
FIP / RP status pending / implemented	[2],[4]		No
Contributions by Catalyst paper	[2],[5]		CAD 8.0	CAD 8.5
Surcharge imposed	[2]		No
Expiration date	[2],[6]		Apr. 30, 2017
Pulp and Paper Industry Pension Plan [Member] | Predecessor [Member]
Contributions by Catalyst paper	[2],[5]	CAD 8.5
Pace Industry Union Management Pension Fund [Member]
EIN / pension plan number	[1],[7]		11-6166763-001
Pension Protection Act Zone Status			Red	Red	[3],[7]	Red	[7]
FIP / RP status pending / implemented	[4],[7]		Implemented
Contributions by Catalyst paper	[5],[7]		CAD 2.0	CAD 1.5
Surcharge imposed	[7]		Yes
Expiration date	[6],[7]		Jan. 03, 2014
Pace Industry Union Management Pension Fund [Member] | Predecessor [Member]
Contributions by Catalyst paper	[5],[7]	CAD 1.0

[1]	Employer identification number and three digit pension plan number.
[2]	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers’ Union (CEP).
[3]	Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.
[4]	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
[5]	The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.
[6]	Expiration date of collective bargaining agreement on December 31, 2013.
[7]	Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).